Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents

2.1 Cash and cash equivalents

Cash and cash equivalents consist of the following:

(Dollars in millions)
	As of
	March 31, 2023	March 31, 2022
Cash and bank deposits	1,220	1,840
Deposits with financial institutions	261	465
	1,481	2,305

Cash and cash equivalents as of March 31, 2023, and March 31, 2022, include restricted cash and bank balances of $44 million and $62 million, respectively. The restrictions are primarily on account of bank balances held by irrevocable trusts controlled by the Company.

The deposits maintained by the Group with banks and financial institution comprise of time deposits, which can be withdrawn by the Group at any point without prior notice or penalty on the principal.